Prepaid Expenses and Other - Components of Prepaid Expenses and Other (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses		$ 20.7	$ 18.2
Receivable from Revlon, Inc.	91.0	75.1	64.2
Other		24.7	25.2
Total prepaid expenses		$ 120.5	$ 107.6